Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basic-
Net income (loss) attributable to NHI shareholders	¥ 153,116	¥ 216,998	¥ (100,442)
Weighted average number of shares outstanding	3,055,525,640	3,202,369,845	3,359,564,840
Net income (loss) attributable to NHI shareholders per share	¥ 50.11	¥ 67.76	¥ (29.90)
Diluted-
Net income (loss) attributable to NHI shareholders	¥ 153,064	¥ 216,890	¥ (100,525)
Weighted average number of shares outstanding	3,147,338,609	3,276,510,404	3,359,566,740
Net income (loss) attributable to NHI shareholders per share	¥ 48.63	¥ 66.20	¥ (29.92)